REPORTING ENTITY - Tabular disclosure (Details)			12 Months Ended
	Sep. 05, 2018	Sep. 04, 2018	Dec. 31, 2018	Dec. 31, 2017
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			68.74%
Percentage of economic interest held			68.74%
Almaviva S.A. and its subsidiary
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Logistics services.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			95.81%
Percentage of economic interest held			65.85%
Fiduciaria Bogota S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			94.99%
Percentage of economic interest held			65.29%
Porvenir S.A. and its subsidiary
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of pension and severance funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			75.67%
Leasing Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Holding company of BAC Credomatic Inc.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			100.00%
Percentage of economic interest held			68.74%
Banco de Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			100.00%
Percentage of economic interest held			68.74%
BAC Credomatic Inc.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			100.00%
Percentage of economic interest held			68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			72.27%
Percentage of economic interest held			72.27%
Banco de Occidente Panama. S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Panamá, Republic of Panamá
Percentage of voting rights held			95.00%
Percentage of economic interest held			68.66%
Fiduciaria de Occidente S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			99.99%
Percentage of economic interest held			70.76%
Occidental Bank Barbados Ltd.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Commercial banking services.
Country of incorporation of subsidiary			Barbados
Percentage of voting rights held			100.00%
Percentage of economic interest held			72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			93.74%
Percentage of economic interest held			93.74%
Alpopular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Conservation and custody of documents; transportation of products at national and international levels.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			71.10%
Percentage of economic interest held			66.65%
Fiduciaria Popular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			94.85%
Percentage of economic interest held			88.91%
Banco Comercial AV Villas S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held			80.37%
Percentage of economic interest held			79.87%
A Toda Hora S.A. ATH
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			ATM network services and maintenance and software development
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			78.90%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary			Colombia	Colombia
Percentage of voting rights held	52.96%	62.42%	52.96%
Percentage of economic interest held	38.25%	44.79%	38.25%
Casa de Bolsa S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Brokerage firm
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			97.30%
Percentage of economic interest held			61.18%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			38.25%
Concesionaria Nueva Vía Al Mar S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Cali, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			38.25%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Sabaneta Antioquia
Percentage of voting rights held			89.90%
Percentage of economic interest held			34.38%
Estudios y Proyectos del Sol S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			38.25%
Estudios, Proyectos e Inversiones de los Andes S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			99.98%
Percentage of economic interest held			38.24%
Fiduciaria Corficolombiana S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Management of trust funds.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			38.25%
Hoteles Estelar S. A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Construction and operation of hotels, directly or by third parties, in Colombia and abroad.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			84.96%
Percentage of economic interest held			32.49%
Leasing Corficolombiana S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Financial services
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			100.00%
Percentage of economic interest held			38.25%
Organizacion Pajonales S. A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Investment and promotion of agricultural, livestock, forestry and agro industrial companies.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			99.35%
Percentage of economic interest held			38.00%
Plantaciones Unipalma de los Llanos S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Development, production and sale of African palm products.
Country of incorporation of subsidiary			Bogotá, Colombia
Percentage of voting rights held			54.53%
Percentage of economic interest held			20.86%
Promigas S.A. E.S.P.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Transportation and distribution of natural gas.
Country of incorporation of subsidiary			Barranquilla, Colombia
Percentage of voting rights held			50.88%
Percentage of economic interest held			19.46%
Proyectos de Infraestructura S.A. - PISA
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary			Infrastructure projects.
Country of incorporation of subsidiary			Cali, Colombia
Percentage of voting rights held			88.25%
Percentage of economic interest held			33.75%